COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS (Detail Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Collateral [Abstract]
Carrying amount for vessels as collateral security	$ 1,259	$ 1,115	$ 1,329